Investments in associates and joint ventures - Narration (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended			61 Months Ended	84 Months Ended
	Dec. 31, 2022	Sep. 23, 2021	Jan. 29, 2021	Feb. 28, 2021	Dec. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022
Less than 100% Subsidiaries and Joint Ventures
Cash proceeds from divestment							$ 776
Net assets	$ 37,058					$ 37,058	39,287	$ 15,638	$ 37,058	$ 37,058
Net assets in joint venture or associate attributable to entity	91					91	65	38	91	91
Investment carry value in associates and joint ventures that have unrecognised losses	$ 0					0	0	0	0	0
Unrecognised losses in associates and joint ventures						$ 92	73	56
Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu [Member]
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest in joint operation						50.00%
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Transitional research and development services							0	3
Third-party costs passed on to related party							1	15
Viela Bio | Horizon Therapeutics plc
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest divested				26.70%
Cash proceeds from divestment				$ 776
Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership)
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate	22.13%					22.00%
Contributions to associates and joint ventures						$ 21	$ 45	$ 1
IHP
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate						50.00%
Contributions to associates and joint ventures			$ 30
VaxEquity
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in associate	40.00%					40.00%
Contributions to associates and joint ventures		$ 14
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture	50.00%					50.00%
Contributions to associates and joint ventures					$ 135					$ 135
Chinese Future Industry Investment Fund
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture						27.00%
Contributions to associates and joint ventures									$ 80
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of interest in joint venture	50.00%
Daiichi Sankyo | Collaboration with Daiichi Sankyo on development and commercialisation of Enhertu [Member]
Less than 100% Subsidiaries and Joint Ventures
Proportion of ownership interest in joint operation						50.00%